Lines of Credit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Lines of Credit [Abstract]
Schedule of percentage of earnings before interest, taxes, depreciation, and amortization
Covenant	Actual Ratio	Required Ratio
Total debt ratio	(2.9)x	4.0x
Senior debt ratio	(0.7)x	1.5x
Interest coverage ratio	(1.2)x	1.0x

Covenant	Actual Ratio	Required Ratio
Total debt ratio	(4.2)x	4.50x
Senior debt ratio	(1.5)x	1.75x
Interest coverage ratio	(1.1)x	1.0x